Prospectus supplement dated May 20, 2020
to the following prospectus(es):
Nationwide Destination C, Nationwide Destination EV 2.0, and Nationwide Destination B prospectuses dated May 1, 2020
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The report date shown in Part C, filed on April 17, 2020, with respect to the financial statements of Nationwide Variable Account II issued by the Independent Registered Public Accounting Firm for Nationwide Life Insurance Company was incorrectly stated as March 22, 2020. The correct report date is March 27, 2020.
PROS-0408

May 20, 2020
VIA EDGAR
The United States Securities
    and Exchange Commission
SEC Headquarters
100 F Street N.E.
Washington, D.C. 20549
Subject:	Nationwide Variable Account-II of
Nationwide Life Insurance Company
SEC File No. 333-160635, 333-177316, 333-104511
Ladies and Gentlemen:
Pursuant to Rule 497(c) under the Securities Act of 1933 and on behalf Nationwide Variable Account-II and Nationwide Life Insurance Company, we hereby submit the attached supplement to correct a typographical error.
Please contact the undersigned at (614) 677-7153 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Zachary Fithian
Zachary Fithian
Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies